CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenue	$ 3,549	$ 242
Cost of revenue	2,509	201
Gross profit	1,040	41
Operating expenses:
Research and development expenses, net	12,275	9,442	6,778
Marketing and business development expenses	962	684	610
General and administrative expenses	4,846	3,457	4,591
Total operating expenses	18,083	13,583	11,979
Operating loss	(17,043)	(13,542)	(11,979)
Financial income (loss), net	3,460	(86)	(25)
Loss before tax expenses	(13,583)	(13,628)	(12,004)
Income taxes	(500)
Net loss	(14,083)	(13,628)	(12,004)
Unrealized gain (loss) arising during the period on Investment in Evogene	2,972	1,103	(1,902)
Realized gain (loss) arising during the period on Investment in Evogene	(3,711)		(239)
Total comprehensive loss	$ (14,822)	$ (12,525)	$ (14,145)
Basic net loss per share	$ (0.36)	$ (0.38)	$ (0.35)
Weighted average number of ordinary shares used in computing basic net loss per share	38,869,438	35,844,496	34,276,697
Diluted net loss per share	$ (0.36)	$ (0.38)	$ (0.35)
Weighted average number of ordinary shares used in computing diluted net loss per share	38,869,438	36,249,262	34,276,697